BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2018
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

28)  BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a)  Balances and transactions with related parties

The main balances of assets and liabilities with related parties arises from transactions with companies related to the controlling group carried out at the prices and other commercial conditions agreed in contracts between the parties as follows:

a)    Fixed and mobile telephony services provided by Telefónica Group companies;

b)    Digital TV services provided by Media Networks Latino America;

c)    Lease, maintenance of safety equipment and civil construction services, provided by Telefônica Inteligência e Segurança Brasil;

d)    Corporate services passed through at the cost effectively incurred for these services;

e)    Right to use certain software licenses, including maintenance and support, provided by Telefónica Global  Technology;

f)    International transmission infrastructure for several data circuits and roaming services provided by Telxius Cable Brasil, Telefónica International Wholesale Services Espanha, Telefónica USA; and Media Net Br;

g)    Operations by Telefónica Group companies, relating to the purchase of internet content, advertising and auditing services;

h)    Marketing services provided by Telefónica Group companies;

i)    Information access services through the electronic communications network, provided by Telefonica de Espanha;

j)    Data communication services and integrated solutions provided by Telefónica International Wholesale Services Espanha and Telefónica USA;

k)    Long distance call and international roaming services provided by Telefónica Group companies;

l)    Sundry expenses and costs to be reimbursed by Telefónica Group companies;

m)   Brand fee for assignment of rights to use the brand paid to Telefónica;

n)    Platform of health services provided by Aximed;

o)    Cost Sharing Agreement for digital-business related expenses reimbursed to Telefónica Digital;

p)    Leases/rentals of Telefónica Group companies’ buildings;

q)    Financial Clearing House roaming, inflows of funds for payments and receipts arising from roaming operation between group companies operated by Telfisa;

r)    Integrated e-learning, online education and training solutions provided by Telefônica Serviços de Ensino;

s)    Factoring transactions, credit facilities for services provided by the Group's suppliers;

t)    Social investment in Fundação Telefônica, innovative use of technology to enhance learning and knowledge, contributing to personal and social development;

u)    Contracts or agreements assigning user rights for cable ducts, optical fiber duct rental services, and right-of-way related occupancy agreements with several highway concessionaires provided by Companhia AIX;

v)    Adquira Sourcing platform - online solution provided by Telefónica Compras Electrónicas to transact purchase and sale of all types of goods and services;

w)    Digital media; marketing and sales, in-store and outdoor digital marketing services provided by Telefônica On The Spot Soluções Digitais Brasil;

x)    Sale/transfer of the Company's towers and customer portfolio to Telxius Torres Brasil;

y)    Amounts to be reimbursed by SPTE as a result of contractual clause of the purchase of Terra Networks Brasil equity interest;

z)    Sale of digital products, creation of an exclusive band channel that responds to the commercial demand for these digital services and products; and

aa) Hosting services, housing and telecommunications solutions for the corporate market provided by Acens.

As described in Note 30, the Company and its subsidiaries sponsor pension plans and other post-employment benefits for its employees with Visão Prev and Sistel.

The following table summarizes the consolidated balances with related parties:

		Balance Sheet - Assets
		12/31/18			12/31/17
		Cash and cash			Cash and cash
Companies	Type of transaction	equivalents	Accounts receivable, net	Other assets	equivalents	Accounts receivable, net	Other assets
Parent Companies
SP Telecomunicações Participações	d) / l) / y)	—	—	10,083	—	531	46
Telefónica LatinoAmerica Holding	l)	—	—	60,387	—	—	135,486
Telefónica	l) / z)	—	9,300	29,757	—	492	158
		—	9,300	100,227	—	1,023	135,690
Other Group companies
Colombia Telecomunicaciones ESP	k) / l)	—	1,334	520	—	1,210	4,505
Media Networks Brasil Soluções Digitais	a) / d) /f) / l) / p)	—	903	4,051	—	1,017	2,106
T.O2 Germany GMBH CO. OHG	k)	—	20,877	—	—	22,315	—
Telefónica Venezolana	k)	—	5,926	2,196	—	6,067	—
Telefônica Digital España	g) / l)	—	197	294	—	1,929	—
Telefônica Factoring do Brasil	a) / d) / l) / s)	—	6,360	133	—	12,337	93
Telefónica Global Technology	l)	—	—	—	—	—	13,600
Telefônica Inteligência e Segurança Brasil	a) / d) / l)	—	800	986	—	271	1,013
Telefónica International Wholesale Services Espanha	j) / k)	—	46,537	—	—	69,087	—
Telefônica Serviços de Ensino	a) / p)	—	286	—	—	175	—
Telefónica Moviles Argentina	k)	—	5,074	—	—	7,194	—
Telefónica Moviles Del Espanha	k)	—	7,576	—	—	8,918	—
Telefónica USA (1)	j)	—	9,005	—	—	7,157	—
Telfisa Global BV	q)	46,755	—	—	9,523	—	—
Telxius Cable Brasil	a) / d) / l) / p)	—	11,628	5,295	—	28,981	819
Telxius Torres Brasil	d) / p) / x)	—	6,776	4,268	—	14,666	5,106
Terra Networks Chile, Terra Networks México, Terra Networks Perú, Terra Networks Argentina and Terra Networks Colômbia	g) / h)	—	5,341	—	—	7,822	—
Other	a) / d) / k) / g) / h) / l) / p)	—	10,894	2,806	—	10,852	3,801
		46,755	139,514	20,549	9,523	199,998	31,043
Total		46,755	148,814	120,776	9,523	201,021	166,733

Current assets		46,755	148,814	114,715	9,523	201,021	164,249
Non-current assets		—	—	6,061	—	—	2,484

		Balance Sheet - Liabilities
		12.31.18		12.31.17
		Trade accounts		Trade accounts
		payable and		payable and
Companies	Type of transaction	other payables	Other liabilities	other payables	Other liabilities
Parent Companies
SP Telecomunicações Participações	y)	—	21,901	6,656	15,000
Telefónica LatinoAmerica Holding	l)	—	—	86	—
Telefónica	l) / m)	687	1,393	1,205	99,950
		687	23,294	7,947	114,950
Other Group companies
Colombia Telecomunicaciones ESP	k)	1,056	—	471	—
Fundação Telefônica	l)	—	82	—	137
Media Networks Latina America SAC	b)	10,212	—	4,248	—
Media Networks Brasil Soluções Digitais	f)	44,693	318	33,751	318
T.O2 Germany GMBH CO. OHG	k)	5,706	—	5,477	—
Telefónica Venezolana	k)	5,410	—	5,240	—
Telefónica Compras Electrónicas	v)	32,582	—	24,311	—
Telefônica Digital España	o)	43,340	—	46,645	—
Telefônica Factoring do Brasil	l) / s)	—	2,770	—	146
Telefónica Global Technology	e)	28,750	—	15,671	—
Telefônica Inteligência e Segurança Brasil	c) / l)	52,184	27	15,336	27
Telefónica International Wholesale Services Espanha	f) / k)	26,097	—	44,240	8
Telefônica Serviços de Ensino	r)	22,518	—	37,931	—
Telefónica Moviles Argentina	k)	4,160	—	3,865	—
Telefónica Moviles Del Espanha	k)	5,233	—	3,589	—
Telefónica USA (1)	f)	4,411	200	7,425	171
Telxius Cable Brasil	f) / l)	39,662	2,067	44,037	2,068
Telxius Torres Brasil	x)	38,735	1,926	37,718	7,757
Terra Networks Chile, Terra Networks México, Terra Networks Perú, Terra Networks Argentina and Terra Networks Colômbia	h)	1,766	—	907	—
Other	k) / h) / l) / u) / w) / aa)	16,310	1,032	12,035	405
		382,825	8,422	342,897	11,037
Total		383,512	31,716	350,844	125,987

Current liabilities		383,512	22,220	350,844	124,749
Non-current liabilities		—	9,496	—	1,238

		Income statement
		2018			2017			2016
			Cost and			Cost and			Cost and
			other			other			other
			expenses			expenses			expenses
		Operating	(revenues)	Financial	Operating	(revenues)	Financial	Operating	(revenues)	Financial
Companies	Type of transaction	revenues	operating	result	revenues	operating	result	revenues	operating	result
Parent Companies
SP Telecomunicações Participações	d)	—	347	—	—	268	—	—	67	—
Telefónica LatinoAmerica Holding	l)	—	16,466	9,077	—	36,523	11,030	—	87,526	4,348
Telefónica	l) / m)	—	(373,690)	(16,680)	—	(331,684)	(996)	—	(319,708)	(9,727)
		—	(356,877)	(7,603)	—	(294,893)	10,034	—	(232,115)	(5,379)
Other Group companies
Colombia Telecomunicaciones ESP	k)	250	(4,280)	(2,145)	349	(10)	604	217	(2,845)	(926)
Companhia AIX de Participações	a) / u)	75	(22,645)	—	36	(22,738)	—	67	(21,316)	—
Fundação Telefônica	t)	—	(12,223)	—	—	(11,395)	—	-	(10,530)	—
Media Networks Brasil Soluções Digitais	a) / d) / f) / p)	2,006	(101,272)	—	601	(57,177)	—	572	(3,451)	—
Media Networks Latina America SAC	b)	—	(34,791)	(1,007)	—	(33,133)	(516)	-	(17,133)	(50)
Telefônica Serviços de Ensino	a) / p) / r)	1,158	(49,130)	—	292	(54,781)	—	2	(47,544)	1,311
T.O2 Germany GMBH CO. OHG	k)	148	(1,975)	—	75	(1,409)	—	45	(4,527)	—
Telefónica Compras Electrónicas	v)	—	(34,534)	—	—	(29,062)	—	—	(42,889)	—
Telefônica Digital España	l) / o)	—	(124,537)	(813)	—	(81,893)	(2,600)	—	(44,872)	(1,262)
Telefônica Factoring do Brasil	a) / d) / l) / s)	2,416	212	2,601	69	828	61	41	200	—
Telefónica Global Technology	e) / l)	—	(36,738)	(4,134)	—	(36,395)	40	—	(28,933)	(756)
Telefônica Inteligência e Segurança Brasil	a) / c) / d) / l) / p)	1,568	(54,210)	—	706	(40,918)	—	1,041	(39,709)	389
Telefónica International Wholesale Services Espanha	f) / j) / k)	53,357	(64,036)	9,771	56,728	(49,960)	(2,564)	72,520	(56,293)	(15,008)
Telefónica Moviles Argentina	k)	5,916	(3,437)	—	3,746	6,147	—	3,072	(9,112)	—
Telefónica Moviles Del Chile	k)	1,293	(3,159)	39	1,586	(2,196)	52	1,074	(1,096)	(80)
Telefónica Moviles Del Espanha	k)	(209)	(4,166)	—	1,048	(1,969)	—	(836)	(2,170)	—
Telefónica USA (1)	f) / j)	1,518	(19,441)	(539)	2,392	(13,202)	(2,185)	2,998	(14,970)	(349)
Telxius Cable Brasil	a) / d) / f) / l) / p)	49,777	(206,095)	(7,896)	15,045	(200,537)	787	17,624	(246,595)	244
Telxius Torres Brasil	d) / l) / p) / x)	3,218	(129,706)	—	—	(107,373)	—	31	(72,460)	1,929
Terra Networks Chile, Terra Networks México, Terra Networks Perú, Terra Networks Argentina and Terra Networks Colômbia	h)	—	(2,794)	1,450	—	1,072	(59)	—	—	—
Other	a) / d) / f) / i) / k) / l) / n) / p) / w)	3,547	(23,957)	(283)	7,725	(27,213)	130	18,375	(47,679)	2,367
		126,038	(932,914)	(2,956)	90,398	(763,314)	(6,250)	116,843	(713,924)	(12,191)
Total		126,038	(1,289,791)	(10,559)	90,398	(1,058,207)	3,784	116,843	(946,039)	(17,570)
(1)	Terra Networks Operations values were reclassified in 2017 for better comparability, as a result of its incorporation by Telefónica USA in 2018.

b)  Management compensation

Consolidated key management personnel compensation paid by the Company to its Board of Directors and Statutory Officers for the years ended December 31, 2018 and 2017 totaled R$26,431 and R$21,684, respectively. Of this amount, R$17,493  (R$14,439 at December 31, 2017) corresponds to salaries, benefits and social charges and R$8,938  (R$7,245 at December 31, 2017) to variable compensation.

These amounts were recorded as expenses with personnel under the general and administrative expenses group of accounts (Note 25).

For the years ended December 31, 2018 and 2017, the Company’s Directors and Officers did not receive any pension, retirement pension or other similar benefits.